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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC    350 Jericho Turnpike, Suite 206    Jericho, NY 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         December 31, 2011

Date of reporting period:       March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.57%
CLOSED-END FUNDS - 9.38%
CORE - 3.17%
Adams Express Company (The) (a)	59,400	$674,784
SunAmerica Focused Alpha Large-Cap Fund, Inc.	8,000	145,280
		820,064
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 0.57%
AllianceBernstein Income Fund	6,000	46,140
MFS Government Markets Income Trust	16,000	102,400
		148,540
DEVELOPED MARKET - 0.14%
Ibero-America Fund, Inc.	2,123	14,861
New Ireland Fund, Inc. (The)	2,620	20,043
		34,904
GLOBAL INCOME - 0.84%
Nuveen Multi-Currency Short-Term Government Income Fund	15,656	218,401

HIGH CURRENT YIELD (LEVERAGED) - 0.28%
First Trust Strategic High Income Fund	8,000	28,240
First Trust Strategic High Income Fund III	10,400	44,616
		72,856
INCOME & PREFERRED STOCK - 0.34%
Preferred Income Strategies Fund	8,951	87,988

OPTION ARBITRAGE/OPTIONS STRATEGIES - 3.31%
Eaton Vance Risk-Managed Diversified Equity Income Fund	28,800	369,217
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	18,000	231,840
Eaton Vance Tax-Managed Diversified Equity Income Fund	23,085	253,935
		854,992
SECTOR EQUITY - 0.47%
Evergreen Utilities and High Income Fund	5,608	66,455
Gabelli Healthcare & WellnessRx Trust (The)*	7,074	54,399
		120,854
U.S. MORTGAGE - 0.26%
BlackRock Income Trust, Inc.	9,896	66,501

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
TOTAL CLOSED-END FUNDS		$2,425,100

CONSUMER DISCRETIONARY - 9.65%
Amazon.com, Inc. *	1,000	180,130
Bed Bath & Beyond, Inc. *	2,500	120,675
Comcast Corporation - Class A	2,012	49,737
Comcast Corporation - Special Class A	4,250	98,685
DIRECTV Group, Inc. (The) - Class A *	4,000	187,200
Ford Motor Company *	10,000	149,100
Gap, Inc. (The)	2,500	56,650
Home Depot, Inc. (The)	5,000	185,300
Kohl's Corporation	2,000	106,080
Lowe's Companies, Inc.	3,000	79,290
McDonald's Corporation	2,000	152,180
News Corporation - Class B	2,500	46,550
NIKE, Inc. - Class B	2,500	189,250
Starbucks Corporation	2,500	92,375
Target Corporation	1,500	75,015
Time Warner, Inc.	4,666	166,576
TJX Companies, Inc. (The)	2,500	124,325
Viacom, Inc. - Class B	2,000	93,040
Walt Disney Company (The)	5,000	215,450
Yum! Brands, Inc.	2,500	128,450
		2,496,058
CONSUMER STAPLES - 9.05%
Altria Group, Inc.	5,000	130,150
Coca-Cola Company (The)	5,000	331,750
Coca-Cola Enterprises	2,500	68,250
General Mills, Inc.	3,000	109,650
H.J. Heinz Company	2,700	131,814
PepsiCo, Inc.	3,000	193,230
Philip Morris International, Inc.	5,000	328,150
Procter & Gamble Company (The)	6,972	429,475
Sara Lee Corporation	2,500	44,175
Wal-Mart Stores, Inc.	11,000	572,550
		2,339,194
ENERGY - 11.93%
Apache Corporation	2,000	261,840
Chevron Corporation	3,500	376,005
ConocoPhillips	5,000	399,300
El Paso Corporation	5,000	90,000
Exxon Mobil Corporation	12,000	1,009,560
Halliburton Company	2,500	124,600

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

ENERGY (Continued)
Occidental Petroleum Corporation	4,000	$417,960
Schlumberger Ltd.	3,000	279,780
Southwestern Energy Company *	1,500	64,455
Williams Companies, Inc.	2,000	62,360
		3,085,860
FINANCIALS - 13.66%
AFLAC, Inc.	1,500	79,170
American Express Company	4,000	180,800
Bank of America Corporation	10,521	140,245
Bank of New York Mellon Corporation (The)	3,000	89,610
BB&T Corporation	2,000	54,900
Capital One Financial Corporation	2,500	129,900
Chubb Corporation (The)	1,000	61,310
Citigroup, Inc. *	28,000	123,760
Discover Financial Services	1,000	24,120
Franklin Resources, Inc.	1,000	125,080
Goldman Sachs Group, Inc. (The)	2,500	396,175
Hudson City Bancorp, Inc.	2,500	24,200
JPMorgan Chase & Co.	12,200	562,420
KeyCorp	2,500	22,200
M&T Bank Corporation	1,000	88,470
Marsh & McLennan Companies, Inc.	4,000	119,240
MetLife, Inc.	1,500	67,095
Morgan Stanley	2,000	54,640
PNC Financial Services Group, Inc.	1,000	62,990
Prudential Financial, Inc.	1,500	92,370
State Street Corporation	2,000	89,880
Travelers Companies, Inc. (The)	3,092	183,912
U.S. Bancorp	3,500	92,505
Unum Group	2,500	65,625
Wells Fargo & Company	19,000	602,300
		3,532,917
HEALTH CARE - 9.73%
Abbott Laboratories	3,000	147,150
Allergan, Inc.	1,000	71,020
Amgen, Inc. *	3,000	160,350
Baxter International, Inc.	2,500	134,425
Bristol-Myers Squibb Company	6,000	158,580
Celgene Corporation *	1,000	57,530
Cigna Corporation	3,000	132,840
Eli Lilly & Company	2,500	87,925
Express Scripts, Inc. *	2,400	133,464
Gilead Sciences, Inc. *	2,000	84,880

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

HEALTH CARE (Continued)
Johnson & Johnson	6,000	$355,500
McKesson Corporation	2,500	197,625
Medco Health Solutions, Inc. *	1,000	56,160
Medtronic, Inc.	4,500	177,075
Merck & Company, Inc.	2,500	82,525
Pfizer, Inc.	6,462	131,243
Stryker Corporation	1,000	60,800
UnitedHealth Group, Inc.	2,500	113,000
WellPoint, Inc.	2,500	174,475
		2,516,567
INDUSTRIALS - 10.38%
3M Company	2,500	233,750
Boeing Company (The)	2,000	147,860
Danaher Corporation	2,000	103,800
Deere & Company	1,500	145,335
Emerson Electric Company	2,500	146,075
FedEx Corporation	1,500	140,325
General Dynamics Corporation	2,000	153,120
General Electric Company	24,000	481,200
Honeywell International Inc.	2,000	119,420
Lockheed Martin Corporation	2,500	201,000
Precision Castparts Corporation	1,000	147,180
Republic Services, Inc.	1,125	33,795
Southwest Airlines Company	2,000	25,260
Union Pacific Corporation	2,500	245,825
United Parcel Service, Inc. - Class B	2,000	148,640
United Technologies Corporation	2,500	211,625
		2,684,210
INFORMATION TECHNOLOGY - 16.94%
AOL, Inc. *	242	4,726
Apple, Inc. *	2,000	696,900
Applied Materials, Inc.	3,000	46,860
Cognizant Technology Solutions Corporation - Class A *	1,500	122,100
Corning, Inc.	5,000	103,150
eBay, Inc. *	2,500	77,600
EMC Corporation *	5,000	132,750
Google, Inc. - Class A *	1,000	586,210
Hewlett-Packard Company	8,000	327,760
Intel Corporation	17,000	342,890
International Business Machines Corporation	4,000	652,280
Intuit, Inc. *	2,500	132,750
Micron Technology, Inc. *	2,000	22,920

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

INFORMATION TECHNOLOGY (Continued)
Microsoft Corporation	24,000	$608,640
Oracle Corporation	12,600	420,462
Texas Instruments, Inc.	3,000	103,680
		4,381,678
MATERIALS - 3.19%
Air Products & Chemicals, Inc.	1,500	135,270
Dow Chemical Company (The)	2,500	94,375
E.I. Du Pont de Nemours & Company	4,800	263,856
Freeport-McMoRan Copper & Gold, Inc.	5,000	277,750
Newmont Mining Corporation	1,000	54,580
		825,831
REAL ESTATE INVESTMENT TRUST - 0.01%
Simon Property Group, Inc.	16	1,715

TELECOMMUNICATION SERVICES - 2.66%
AT&T, Inc.	17,089	522,923
Centurytel, Inc.	4,000	166,200
		689,123
UTILITIES - 2.99%
Consolidated Edison, Inc.	1,000	50,720
Dominion Resources, Inc.	2,000	89,400
Duke Energy Corporation	6,600	119,790
Exelon Corporation	3,500	144,340
Nextera Energy, Inc.	1,000	55,120
NiSource, Inc.	2,500	47,950
Southern Company (The)	3,500	133,385
Xcel Energy, Inc.	5,500	131,395
		772,100

TOTAL EQUITY SECURITIES (cost - $23,371,931)		25,750,353

RIGHTS - 0.01%
Gabelli Healthcare & WellnessRx Trust (The) * (cost - $2,386)	7,074	2,547

SHORT-TERM INVESTMENT - 0.34%
MONEY MARKET FUND - 0.34%
Fidelity Institutional Money Market Government Portfolio - Class I (cost $87,411)	87,411	87,411

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

TOTAL INVESTMENTS - 99.92% (cost - $23,461,728)	$25,840,311

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%	21,576

NET ASSETS - 100.00%	$25,861,887

(a) Affiliated investment.  The Fund holds 2.61% (based on net assets) of The Adams Express Company.  A director of the Fund also serves as a director to such company.  There were no purchases or sales of this security during the three months ended March 31, 2011.

* Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2011 (UNAUDITED)

Federal Income Tax Cost: At March 31, 2011 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $23,461,728, $3,764,297, $(1,385,714) and $2,378,583, respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$25,752,900	$-
Short-Term Investments	87,411	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$25,840,311	$-

* Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three months ended March 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2011.

The disclosures for the Fund’s fiscal year beginning January 1, 2011 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount.  Management will continue to evaluate the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the three months ended March 31, 2011, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date it’s Schedule of Investments were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 8, 2011 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 8, 2011, file number 811-02363.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 23, 2011

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	May 23, 2011

* Print the name and title of each signing officer under his or her signature.